Employee Benefit Plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Company's contributions to employee saving plan	$ 96	$ 101	$ 97
Discretionary company's contribition to employee saving plan	14	17	14
Compensation expense	$ 5,591	$ 7,719	$ 5,021
Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Method used for the calculation of all stock options awards	Black-Scholes method
Exercised, shares	0	143,189	153,556	29,251	130,578	130,577
Expected term simplified method	4.5 years
Fair value of stock granted	$ 0.55	$ 1.14	$ 2.11
Vesting Period	3 years
Weighted average time to vest	2 years
Contractual term of the award	7 years
Service Conditions
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	55.17%	47.06%	42.62%
Risk free rate	1.46%	1.44%	1.28%
Estimated compensation cost relating to non-vested service conditions restricted stock and restricted stock units awards not yet recognized	$ 4,434
Estimated compensation cost relating to non-vested service conditions stock option not yet recognized	$ 877
Years to maturity	3 years 9 months 22 days
Performance Conditions
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility		58.78%	41.48%
Risk free rate		0.22%	0.13%
Compensation expense	$ 2,615	$ 3,753
Restricted stock unit awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend assumption	$ 0	$ 0.06	$ 0.06
Fair value of stock granted		3.64	8.63
Restricted stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend assumption	0.06	0.06	0.06
Fair value of stock granted	$ 1.2	$ 3.64	$ 8.63
Tranche - Year 1 | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of vesting of the service conditions options, per each year	33.30%
Tranche - Year 2 | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of vesting of the service conditions options, per each year	33.30%
Tranche - Year 3 | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of vesting of the service conditions options, per each year	33.40%